Note 10 - Stockholders' Equity	12 Months Ended
Feb. 02, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

10. Stockholders’ equity

Rights Offering

On December 30, 2005, we filed a prospectus under which we distributed at no charge to persons who were holders of our common stock on December 28, 2005 transferable rights to purchase up to an aggregate of 2,691,790 shares of our common stock at a cash subscription price of $7.43 per share (the “rights offering”). The rights offering was made to help fund the costs and expenses of our retail store expansion plan and to provide funds for general corporate purposes following the Spinoff. MLF Investments, LLC (“MLF”), which was controlled by Matthew L. Feshbach, our former Chairman of the Board, agreed to backstop the rights offering, meaning MLF agreed to purchase all shares of our common stock that remained unsold upon completion of the rights offering at the same $7.43 subscription price per share. The rights offering was completed in February 2006 with approximately $20 million of gross proceeds. Our stockholders exercised subscription rights to purchase 2,040,570 shares of dELiA*s common stock, of the 2,691,790 shares offered in the rights offering, raising a total of $15.2 million. On February 24, 2006, MLF purchased the remaining 651,220 shares for a total of $4.8 million. MLF received as compensation for its backstop commitment a nonrefundable fee of $50,000 and ten-year warrants to purchase 215,343 shares of our common stock at an exercise price of $7.43 per share. The warrants had a grant date fair value of approximately $0.9 million and were recorded as a cost of raising capital. The MLF warrants were subsequently split so that MLF Offshore Portfolio Company, LP owned warrants to purchase 206,548 shares of our common stock and MLF Partners 100, LP owned warrants to purchase 8,795 shares of our common stock. Such warrants were distributed on a pro-rata basis to investors as part of the winding up of operations of MLF and its affiliated funds. All 215,343 warrants were outstanding as of February 2, 2013 and January 28, 2012.

Preferred Stock

We are authorized to issue, without stockholder approval, up to 25,000,000 shares of preferred stock, $0.001 par value per share, having rights senior to those of our common stock. In addition, we have 1,000,000 shares of series A junior participating preferred stock authorized, none of which are outstanding as of February 2, 2013.

Shelf Registration Statement

On June 20, 2012, the Company filed a registration statement on Form S-3 using a “shelf” registration process, which became effective on September 7, 2012. Under this shelf registration, the Company may issue up to $30 million of its common stock, preferred stock, warrants, rights, units or preferred stock purchase rights in one or more offerings, in amounts, at prices, and terms that will be determined at the time of the offering. Because the publicly-traded float of the Company’s shares of common stock is less than $75 million, unless and until the Company’s public float exceeds $75 million, the Company will be restricted to issuing securities registered under the shelf registration equal to no more than one-third of the value of its public float in any consecutive twelve month period. If any securities are sold by the Company under the shelf registration, we expect the net proceeds will be added to general corporate funds and may be used for general corporate purposes. To date, no securities of the Company have been issued under this shelf registration statement.